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                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

                     Delaware Limited-Term Government Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                            dated February 28, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B CDSC of 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge, other than the limited CDSC and dealer commission on Class A NAV purchases as described below, and the Class C CDSC and maximum purchase amount are not affected.

The following, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile:
Delaware Limited-Term Government Bond Fund":


                                                                                  Average annual returns for periods ending 12/31/01
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                                                                                      1 year     5 years    10 years or lifetime**
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
 Class A return before taxes                                                          5.16%       5.47%              4.85%
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 Class A return after taxes on distributions                                          2.84%       2.90%              2.18%
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 Class A return after taxes on distributions and sale of Fund shares                  3.10%       3.05%              2.49%
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 Class B return before taxes*                                                         5.22%       5.17%              4.67%
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 Class C return before taxes*                                                         6.20%       5.16%              4.86%
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 Merrill Lynch One-to-Three Year Treasury Index
 (reflects no deduction for fees, expenses or taxes)                                  8.40%       6.63%              6.11%
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

The Fund's returns are compared to the performance of the Merrill Lynch One-to-Three Year Treasury Index. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 7.22%, 5.17% and 4.67% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 7.20%, 5.16% and 4.86% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Fund were November 24, 1985, May 2, 1994 and November 28, 1995, respectively. Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 6.66% and 6.36%, respectively.

                                                                     PS-054
                                                                (J8595) BUR 9/02

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What are the Fund's fees and expenses?

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
Sales charges are fees paid directly       CLASS                                                         A           B         C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed on
                                            purchases as a percentage of offering
                                            price                                                     2.75%       none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a  percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                                  none(1)   2.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on
                                            reinvested dividends                                       none       none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                             none       none      none
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Annual fund operating expenses are         CLASS                                                         A          B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                            0.50%      0.50%     0.50%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                      0.15%(4)   1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                             0.43%      0.43%     0.43%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                   1.08%      1.93%     1.93%
                                           -----------------------------------------------------------------------------------------
                                           Fees waivers and payments5                                (0.33%)    (0.33%)   (0.33%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                               0.75%      1.60%     1.60%
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

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
This example is intended to help you       CLASS(7)                         A         B            B            C               C
compare the cost of investing in the                                                    (if redeemed)               (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $349     $163          $363         $163           $263
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                        $577     $574          $674         $574           $574
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                        $823   $1,011        $1,011       $1,011         $1,011
time shown.(6) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $1,527   $1,706        $1,706       $2,227         $2,227
expenses, which may be greater or
less than those shown here.
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

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the Plan will not be more than 0.30%.
(5) Effective July 1, 2001, the investment manager contracted to waive fees and pay expenses through February 28, 2003 in order to prevent total operating expenses (excluding 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.60% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year and total operating expenses without expense waivers for years two through ten.


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(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

For purchases over $1 million, the dealer commission will be increased to:
0.75% for purchase amounts of $1 million up to $5 million; 0.50% for purchase amounts of the next $20 million up to $25 million; and 0.25% for purchase amounts over $25 million. The limited CDSC of 1% on Class A NAV purchases is replaced with a limited CDSC of 0.75% for redemptions within the first year unless a specific waiver applies. This information is added to the Class A sales charges table under "Choosing a share Class -- Class A" on page 11.

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 12:

Class B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 2.00%. The contingent deferred sales charge is 1.00% during the second and third years, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.


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